Shareholder Report, Line Graph (Details) 192861_F-m Emerald Life Sciences Innovation ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Aug. 31, 2025	Oct. 30, 2024	Aug. 31, 2026
F/m Emerald Life Sciences Innovation ETF
Account Value [Line Items]
Line Graph and Table Measure Name			F/m Emerald Life Sciences Innovation ETF NAV
Accumulated Value	$ 11,149	$ 10,000	$ 18,320
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 Total Return Index
Accumulated Value	11,229	10,000	$ 13,486
Russell 3000 Index Heath Care Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 Health Care Industry Total Return Index
Accumulated Value	$ 9,365	$ 10,000	$ 12,041